Leases - Income and cash flow (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases
Interest expense on lease liabilities	€ 190	€ 69	€ 45
Expenses relating to short-term-leases	39
Depreciation charge of the year	765
Lease expense under IAS 17		€ (528)
Cash outflow for leases	(397)
Right-of-use assets
Leases
Depreciation charge of the year	765
Other PPE
Leases
Depreciation charge of the year	€ 148